Average Annual Total Returns - PIMCO Credit Opportunities Bond Fund	Institutional 1 Year	Institutional 5 Years	Institutional Since Inception	Institutional Inception Date	Institutional Return After Taxes on Distributions 1 Year		Institutional Return After Taxes on Distributions 5 Years		Institutional Return After Taxes on Distributions Since Inception		Institutional Return After Taxes on Distributions and Sales of Fund Shares 1 Year		Institutional Return After Taxes on Distributions and Sales of Fund Shares 5 Years		Institutional Return After Taxes on Distributions and Sales of Fund Shares Since Inception		I-2 1 Year	I-2 5 Years	I-2 Since Inception	I-2 Inception Date	A 1 Year	A 5 Years	A Since Inception	A Inception Date	C 1 Year	C 5 Years	C Since Inception	C Inception Date	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 1 Year	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 5 Years	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) Since Inception	Lipper Absolute Return Bond Funds Average (reflects no deductions for taxes) 1 Year	Lipper Absolute Return Bond Funds Average (reflects no deductions for taxes) 5 Years	Lipper Absolute Return Bond Funds Average (reflects no deductions for taxes) Since Inception
Total	3.41%	5.16%	3.79%	Aug. 31, 2011	1.84%	[1]	3.57%	[1]	2.23%	[1]	1.99%	[1]	3.27%	[1]	2.22%	[1]	3.35%	5.05%	3.69%	Aug. 31, 2011	(0.91%)	3.94%	2.95%	Aug. 31, 2011	1.25%	3.97%	2.60%	Aug. 31, 2011	0.98%	1.51%	0.95%	4.42%	4.20%	3.17%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.